Pension Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans	$ 18.0	$ 14.8	$ 14.5
Accumulated benefit obligation	95.7	116.1
Estimations of contributions into benefit plan during 2015	$ 7.5
NORWAY
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	69.00%
AUSTRALIA
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	31.00%